Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 7. Commitments and Contingencies

Merchant Contract Obligations

We have entered into several agreements with third-parties in which we will reimburse these third-parties for mutually agreed upon co-branded marketing and advertising costs. As of March 31, 2023 and December 31, 2022, we had outstanding agreements that stipulate we will commit to spend up to approximately $16.1 million and $19.4 million, respectively, in marketing and advertising spend in future periods. These agreements have remaining contractual terms of two years or less.

Expenses incurred relating to these agreements totaled $3,061,110 and $4,361,830 for the three months ended March 31, 2023 and 2022, respectively. These expenses are included within marketing, advertising, and tradeshows on the consolidated statements of operations and comprehensive income (loss).

Certain agreements also contain provisions that may require payments by us and are contingent on us and/or the third party meeting specified criteria, such as achieving implementation benchmarks. As of both March 31, 2023 and December 31, 2022, we had outstanding agreements that stipulate we may spend approximately $6.1 million in future periods if such criteria are met.

Note 11. Commitments and Contingencies

Merchant Contract Obligations

We have entered into several agreements with third-parties in which we will reimburse these third-parties for mutually agreed upon co-branded marketing and advertising costs. As of December 31, 2022 and 2021, we had outstanding agreements that stipulate we will commit to spend up to approximately $19.4 million and $35.1 million, respectively, in marketing and advertising spend in future periods. These agreements have remaining contractual terms of two years or less.

Expenses incurred relating to these agreements totaled $17,023,522 and $6,496,361 for the years ended December 31, 2022 and 2021, respectively. These expenses are included within marketing, advertising, and tradeshows on the consolidated statements of operations and comprehensive loss.

Certain agreements also contain provisions that may require payments by us and are contingent on us and/or the third party meeting specified criteria, such as achieving implementation benchmarks. As of December 31, 2022 and 2021, we had outstanding agreements that stipulate we may spend approximately $6.1 million and $6.7 million, respectively, in future periods if such criteria are met.